CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Profit before tax	$ 14,987	$ 23,078	$ 44,094
Non-cash adjustments:
Depreciation, amortization, impairment of non-current assets	13,188	19,610	8,314
Equity settled share based payments	6,392	9,056	6,537
Gain on disposal of investment in associate	(12,242)	0	0
Fair value gain (loss) on revaluation	1,185	(114)	(69)
Other finance income	(4,485)	(14,906)	(713)
Other finance expenses	5,463	6,196	33,308
Share of net profits in associates using the equity method	1,083	(694)	(362)
Other	(1,576)	524	(1,624)
Operating cash flows before changes in working capital	23,995	42,750	89,485
Changes in working capital:
Inventories	(15,016)	(6,153)	(4,934)
Trade and other receivables	2,364	5,918	(7,040)
Payables and other current liabilities	11,992	(5,193)	7,019
Restricted cash	273	467	1,039
Total changes in working capital	(387)	(4,961)	(3,916)
Interest received	85	53	715
Income taxes paid	(1,235)	0	(2,658)
Net cash flows generated from (used in) operating activities	22,458	37,842	83,626
Capital expenditure for property, plant and equipment	(1,376)	(10,739)	(4,657)
Investment intangible assets	(601)	(3,447)	(9,060)
Proceed from sale of Investment associate	7,300
Proceed from sale of Investment associate		0	(329)
Investment in equity instruments designated as at FVTOCI	0	(4,589)	0
Acquisition of license	0	(2,530)	(1,583)
Net cash flows generated from (used in) investing activities	5,323	(21,305)	(15,629)
Repayment on loans and borrowings	0	0	(57,231)
Payment on contingent consideration	0	(25,000)	(20,722)
Payment of lease liabilities	(3,311)	(3,217)	(2,186)
Proceeds of issued convertible bond	0	0	142,825
Transaction costs related to issued convertible bond	0	0	(2,649)
Interests on loans	(3,952)	(4,448)	(2,142)
Proceeds of equity and warrants	2,281	4,718	2,791
Net cash flows generated from (used in) financing activities	(4,982)	(27,947)	60,686
Increase (decrease) of cash	22,799	(11,410)	128,683
Exchange rate effects	(7,381)	(1,825)	2,128
Cash and cash equivalents at beginning of period	191,924	205,159	74,348
Cash and cash equivalents at end of period	$ 207,342	$ 191,924	$ 205,159